UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

AB INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Equity: Other - 31.6%
Diversified/Specialty - 25.3%
British Land Co. PLC (The)	493,492	$6,149,855
Buzzi Unicem SpA (a)	140,120	1,720,181
CA Immobilien Anlagen AG (a) (b)	190,410	3,856,464
CBRE Group, Inc.-Class A (b)	118,670	3,837,788
Cheung Kong Holdings Ltd.	165,000	3,148,658
ClubCorp Holdings, Inc.	218,840	3,722,468
Cofinimmo SA	23,640	2,890,251
CSR Ltd.	633,740	1,957,597
Duke Realty Corp.	161,830	3,532,749
East Japan Railway Co.	28,200	2,178,115
Fibra Uno Administracion SA de CV	841,540	2,537,617
Folkestone Education Trust	561,570	874,364
Fukuoka REIT Corp.	590	1,189,933
GPT Group (The)	308,710	1,082,399
Gramercy Property Trust, Inc.	640,653	4,433,319
Hemfosa Fastigheter AB (b)	149,973	3,218,310
Henderson Land Development Co., Ltd.	341,230	2,443,543
Kennedy Wilson Europe Real Estate PLC	229,745	3,598,838
Lend Lease Group	97,704	1,259,369
Merlin Properties Socimi SA (b)	365,520	4,386,458
Mitsubishi Estate Co., Ltd.	205,000	4,124,755
Mitsui Fudosan Co., Ltd.	202,000	5,106,882
Nomura Real Estate Holdings, Inc.	36,000	605,764
Orix JREIT, Inc.	2,102	3,149,850
PLA Administradora Industrial S de RL de CV (b)	775,030	1,657,141
Regal Entertainment Group-Class A	183,780	3,888,785
Royal Mail PLC	297,010	1,941,304
Spirit Realty Capital, Inc.	121,159	1,558,105
Sumitomo Realty & Development Co., Ltd.	202,000	6,443,216
Sun Hung Kai Properties Ltd.	524,908	8,527,969
Taiheiyo Cement Corp.	268,000	786,407
Top REIT, Inc.	41	175,911
Vornado Realty Trust	15,700	1,733,908
Wharf Holdings Ltd. (The)	596,000	4,847,490

		102,565,763

Health Care - 6.3%
Chartwell Retirement Residences	213,490	2,123,643
HCP, Inc.	154,890	7,324,748
LTC Properties, Inc.	108,147	5,074,257
Medical Properties Trust, Inc.	357,991	5,502,322
Ventas, Inc.	67,900	5,419,099

		25,444,069

		128,009,832

Retail - 24.4%
Regional Mall - 10.6%
General Growth Properties, Inc.	166,440	5,023,159
Macerich Co. (The)	95,210	8,189,012
Pennsylvania Real Estate Investment Trust	191,120	4,573,502
Simon Property Group, Inc.	81,800	16,250,388
Taubman Centers, Inc.	13,510	1,107,144
Westfield Corp.	365,327	2,786,774

Company	Shares	U.S. $ Value
WP GLIMCHER, Inc.	296,550	$5,243,004

		43,172,983

Shopping Center/Other Retail - 13.8%
Aeon Mall Co., Ltd.	90,800	1,505,244
Charter Hall Retail REIT	382,920	1,302,534
Citycon OYJ	347,190	1,177,155
DDR Corp.	205,270	4,023,292
Federation Centres	882,910	2,070,856
Hammerson PLC	246,190	2,547,523
Japan Retail Fund Investment Corp.	756	1,637,569
JB Hi-Fi Ltd. (a)	146,960	1,904,983
Klepierre	99,264	4,671,152
Link REIT (The)	177,860	1,208,898
Ramco-Gershenson Properties Trust	253,829	4,967,434
Regency Centers Corp.	30,140	2,066,398
Retail Opportunity Investments Corp.	269,763	4,766,712
RioCan Real Estate Investment Trust (Toronto)	50,365	1,166,873
Scentre Group (b)	2,068,411	6,077,564
Unibail-Rodamco SE	26,739	7,531,275
Urban Edge Properties (b)	7,850	186,359
Vastned Retail NV	71,699	3,554,742
Weingarten Realty Investors	92,680	3,473,646

		55,840,209

		99,013,192

Residential - 17.9%
Multi-Family - 14.9%
Associated Estates Realty Corp.	179,270	4,465,616
AvalonBay Communities, Inc.	32,450	5,613,525
Barratt Developments PLC	295,370	2,033,173
China Overseas Land & Investment Ltd.	1,092,000	3,169,808
China Vanke Co., Ltd.-Class H (a) (b)	1,316,425	2,852,517
CIFI Holdings Group Co., Ltd.	7,262,000	1,461,612
Comforia Residential REIT, Inc. (a)	108	235,840
Equity Residential	46,920	3,641,461
Essex Property Trust, Inc.	5,510	1,245,536
Even Construtora e Incorporadora SA	348,500	562,380
GAGFAH SA (b)	266,039	5,928,305
Ichigo Real Estate Investment Corp.	1,678	1,315,848
Irish Residential Properties REIT PLC (b)	898,500	1,025,458
Japan Rental Housing Investments, Inc.	502	399,046
Kaisa Group Holdings Ltd. (a) (c) (d)	4,266,000	165,086
Kenedix Residential Investment Corp. (a)	405	1,173,467
KWG Property Holding Ltd.	2,645,500	1,706,566
LEG Immobilien AG (b)	49,163	3,764,466
Meritage Homes Corp. (b)	52,820	1,923,176
Mid-America Apartment Communities, Inc.	63,130	5,007,472
PulteGroup, Inc.	92,380	1,902,104
Stockland	1,327,325	4,501,741
Sun Communities, Inc.	54,548	3,694,536
Wing Tai Holdings Ltd.	1,850,000	2,500,064

		60,288,803

Self Storage - 2.1%
Extra Space Storage, Inc.	64,330	4,245,780

Company	Shares	U.S. $ Value
Public Storage	10,263	$2,061,221
Safestore Holdings PLC	548,940	2,232,105

		8,539,106

Single Family - 0.9%
Fortune Brands Home & Security, Inc.	80,810	3,619,480

		72,447,389

Office - 9.9%
Office - 9.9%
Allied Properties Real Estate Investment Trust	86,928	2,736,382
Boston Properties, Inc.	19,064	2,646,083
Cousins Properties, Inc.	86,830	958,603
Dream Office Real Estate Investment Trust	115,351	2,465,518
Entra ASA (b) (e)	193,234	2,082,182
Fabege AB	249,740	3,409,090
Hongkong Land Holdings Ltd.	637,900	4,726,839
Hudson Pacific Properties, Inc.	80,570	2,606,439
Investa Office Fund	544,460	1,628,301
Japan Excellent, Inc.	612	784,907
Japan Real Estate Investment Corp.	649	3,153,098
Kenedix Office Investment Corp.-Class A	636	3,776,882
Kilroy Realty Corp.	14,260	1,057,379
NTT Urban Development Corp.	105,400	1,011,228
Parkway Properties, Inc./Md	244,857	4,480,883
Workspace Group PLC	224,460	2,660,027

		40,183,841

Lodging - 7.2%
Lodging - 7.2%
Ashford Hospitality Prime, Inc.	245,338	4,210,000
Ashford Hospitality Trust, Inc.	381,579	4,014,211
Ashford, Inc. (b)	4,385	635,825
Chatham Lodging Trust	135,821	4,228,108
Hersha Hospitality Trust	596,640	3,985,555
Japan Hotel REIT Investment Corp. (a)	2,760	1,818,855
Pebblebrook Hotel Trust	23,480	1,090,411
RLJ Lodging Trust	116,260	3,960,978
Wyndham Worldwide Corp.	61,750	5,174,032

		29,117,975

Industrials - 5.8%
Industrial Warehouse Distribution - 5.1%
DCT Industrial Trust, Inc.	58,800	2,220,288
Granite Real Estate Investment Trust	113,130	3,966,338
Hansteen Holdings PLC (a)	812,910	1,381,130
Japan Logistics Fund, Inc. (a)	518	1,109,606
Mapletree Industrial Trust	1,591,000	1,796,869
Mapletree Logistics Trust	2,331,374	2,068,043
Mexico Real Estate Management SA de CV (b)	646,790	1,064,499
Nippon Prologis REIT, Inc.	532	1,252,568
Prologis, Inc.	28,128	1,269,698
STAG Industrial, Inc.	177,240	4,643,688

		20,772,727

Company	Shares	U.S. $ Value
Mixed Office Industrial - 0.7%
Goodman Group	600,150	$2,845,095

		23,617,822

Financial:Other - 0.8%
Financial:Other - 0.8%
HFF, Inc.-Class A	95,740	3,252,288

Mortgage - 0.5%
Mortgage - 0.5%
Concentradora Hipotecaria SAPI de CV (a)(b)	1,086,000	1,948,924

Total Common Stocks (cost $342,782,594)		397,591,263

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.09 (f)(g) (cost $44,884)	44,884	44,884

Total Investments Before Security Lending Collateral for Securities Loaned - 98.1% (cost $342,827,478)		397,636,147

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
Investment Companies - 2.6%
AB Exchange Reserves-Class I, 0.07% (f)(g) (cost $10,630,561)	10,630,561	10,630,561

Total Investments - 100.7% (cost $353,458,039)(h)		408,266,708
Other assets less liabilities - (0.7)%		(2,833,617)

Net Assets - 100.0%		$405,433,091

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contract Amount (000)		U.S. $ Value on Origination Date		U.S. $ Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	NOK	11,219	USD	1,630	2/18/15	$178,141
Barclays Bank PLC	SEK	7,340	USD	985	2/18/15	97,343
BNP Paribas SA	USD	3,343	AUD	4,228	2/18/15	(55,084)
BNP Paribas SA	USD	5,083	AUD	6,464	5/13/15	(81,887)
Citibank	SEK	11,193	USD	1,516	2/18/15	162,595
Goldman Sachs Bank USA	AUD	4,228	USD	3,612	2/18/15	323,426
Goldman Sachs Bank USA	JPY	597,125	USD	5,269	2/18/15	183,023
Goldman Sachs Bank USA	JPY	182,749	USD	1,553	2/18/15	(3,300)
Goldman Sachs Bank USA	USD	2,144	JPY	253,669	2/18/15	16,298
Goldman Sachs Bank USA	EUR	9,497	USD	10,945	5/13/15	203,643
HSBC Bank USA	GBP	881	USD	1,401	2/18/15	73,765
Royal Bank of Scotland PLC	EUR	3,435	USD	4,318	2/18/15	435,484
Royal Bank of Scotland PLC	NZD	7,980	USD	5,916	2/18/15	118,611
Royal Bank of Scotland PLC	USD	3,311	CHF	3,174	2/18/15	148,425

Counterparty	Contract Amount (000)		U.S. $ Value on Origination Date		U.S. $ Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	6,143	NZD	7,980	2/18/15	$(345,840)
Royal Bank of Scotland PLC	NZD	7,872	USD	5,788	5/13/15	115,694
Royal Bank of Scotland PLC	USD	6,065	NZD	7,872	5/13/15	(391,844)
State Street Bank & Trust Co.	EUR	5,313	USD	6,597	2/18/15	592,231
State Street Bank & Trust Co.	USD	3,280	EUR	2,908	2/18/15	6,484
UBS AG	CAD	8,538	USD	7,452	2/18/15	734,357
UBS AG	GBP	1,996	USD	3,121	2/18/15	114,888
UBS AG	CAD	1,643	USD	1,319	5/13/15	27,202

						$2,653,655

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the market value of this security amounted to $2,082,182 or 0.5% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $64,935,079 and gross unrealized depreciation of investments was $(10,126,410), resulting in net unrealized appreciation of $54,808,669.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

January 31, 2015 (unaudited)

48.7%	United States
10.8%	Japan
7.1%	Australia
6.3%	Hong Kong
5.7%	United Kingdom
3.1%	Canada
3.1%	France
2.4%	Germany
2.4%	China
1.8%	Mexico
1.7%	Sweden
1.6%	Singapore
1.1%	Spain
1.0%	Austria
3.2%	Other

100.0%	Total Investments

*	All data are as of January 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments (excluding collateral on securities loaned) and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Belgium, Brazil, Finland, Ireland, Italy, Netherlands and Norway.

AB Global Real Estate Investment Fund II

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity: Other	$61,205,609		$66,804,223		$	– 0	–	$128,009,832
Retail	61,036,923		37,976,269			– 0	–	99,013,192
Residential	44,936,050		27,346,253			165,086		72,447,389
Office	23,760,308		16,423,533			– 0	–	40,183,841
Lodging	27,299,120		1,818,855			– 0	–	29,117,975
Industrials	16,613,684		7,004,138			– 0	–	23,617,822
Financial:Other	3,252,288		– 0	–		– 0	–	3,252,288
Mortgage	– 0	–	1,948,924			– 0	–	1,948,924
Short-Term Investments	44,884		– 0	–		– 0	–	44,884
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,630,561		– 0	–		– 0	–	10,630,561

Total Investments in Securities	248,779,427		159,322,195	+		165,086		408,266,708
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	3,531,610			– 0	–	3,531,610
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(877,955)			– 0	–	(877,955)

Total (a)(b)	$248,779,427		$161,975,850			$165,086		$410,920,363

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)	An amount of $4,183,817 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	An amount of $7,4343,615 was transferred from Level 2 to Level 1 due to increase in trading volume.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Residential		Total
Balance as of 10/31/14	– 0	–	– 0	–
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(1,414,785)		(1,414,785)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	1,579,871		1,579,871
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$165,086		$165,086+

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/15	$(1,414,785)		$(1,414,785)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 20, 2015